SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Schedule of Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Payroll and related employee accruals	$ 11,588	$ 10,512
Governmental authorities	988	639
Deferred rent income	617	2,065
Other	146	106
Other current liabilities	$ 13,339	$ 13,322